Share-Based Compensation - Share Activity Performance LTI (Detail) - Fiat Industrial, Performance LTI [Member]	12 Months Ended
Dec. 31, 2015 € / shares shares
Shares
Nonvested at beginning of year | shares	1,000,000
Vested | shares	(1,000,000)
Nonvested at end of year | shares
Grant-Date Fair Value
Nonvested at beginning of year | € / shares	€ 7.795
Vested | € / shares	€ 7.795
Nonvested at end of year | € / shares